Annual Fund Operating Expenses - Select Shares [Member] - Federated Hermes Money Market Management Digital Treasury Fund	Jun. 03, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 1, 2027
RES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.16%	[1]
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	(0.13%)	[2]
Net Expenses (as a percentage of Assets)	0.18%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser and certain of its affiliates have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.18% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) April 1, 2027 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.